RESERVES	12 Months Ended
Jun. 30, 2022
RESERVES [Abstract]
RESERVES
12.	RESERVES

		2022	2021
	Note	US$	US$
Share-based payments reserve	12(b)	12,985,856	4,738,007
Foreign currency translation reserve	12(f)	(596,331)	(2,419)
		12,389,525	4,735,588

(a)	Nature and purpose of reserves

(i)	Share-based payments reserve

The share-based payments reserve is used to record the fair value of Unlisted Options, Restricted Stock Units and Performance Rights issued by the Group.

(ii)	Foreign currency translation reserve

Exchange differences arising on translation of entities whose functional currency is different to the Group’s presentation currency are taken to the foreign currency translation reserve, as described in Note 1(e).

(b)	Movements in share-based payments reserve during the year

	Number of Listed Options	Number of Unlisted Options (Note 12(c))	Number of Performance Rights (Note 12(d))	No. of Restricted Stock Units (Note 12(e))	US$
2022
Opening balance at July 1, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007
Issue of employee options, performance rights, and restricted stock units	-	600,000	11,295,000	600,000	-
Exercise of options	(12,606,704)	(2,576,000)	-	-	(92,479)
Expiry of options	(17,510)	-	-	-	-
Share-based payment expense	-	-	-	-	8,340,328
Closing balance at June 30, 2022	-	23,824,000	27,620,000	600,000	12,985,856
2021
Opening balance at incorporation	-	-	-	-	-
Reverse acquisition – options issued to vendors of legal acquiree	-	13,000,000	-	-	-
Reverse acquisition – recognition of legal acquirer options and rights	15,693,334	5,000,000	2,000,000	-	967,582
Issue of employee options and performance rights	-	9,150,000	16,325,000	-	-
Exercise of options and performance rights	(3,069,120)	(1,350,000)	(2,000,000)	-	(314,339)
Share-based payment expense	-	-	-	-	4,084,764
Closing balance at June 30, 2021	12,624,214	25,800,000	16,325,000	-	4,738,007

Notes:

(1)	For details on the valuation of Unlisted Options and Performance Rights, including models and assumptions used, refer to Note 18 of the financial statements.

(c)	Terms and conditions of Unlisted Options

Unlisted Options granted as share-based payments have the following terms and conditions:

•	Each Unlisted Option entitles the holder to the right to subscribe for one Share upon the exercise of each Unlisted Option;

•	The Unlisted Options outstanding at the end of the financial year have the following exercise prices and expiry dates:

o	5,224,000 Unlisted Options exercisable at A$0.25 each on or before December 31, 2023;
o	3,150,000 Unlisted Options exercisable at A$0.20 each on or before December 31, 2023;
o	4,700,000 Unlisted Options exercisable at A$0.20 each on or before December 1, 2025;
o	4,000,000 Class A Performance Unlisted Options exercisable at A$0.20 each on or before December 1, 2025;
o	4,000,000 Class B Performance Unlisted Options exercisable at A$0.20 each on or before December 1, 2025;
o	1,075,000 Unlisted Options exercisable at A$0.45 each on or before December 31, 2023;
o	1,075,000 Unlisted Options exercisable at A$0.55 each on or before December 31, 2023; and
o	600,000 Unlisted Options exercisable at A$1.33 each on or before September 9, 2025.

•	The Unlisted Options are exercisable at any time prior to the Expiry Date, subject to vesting conditions being satisfied (if applicable);

•	Shares issued on exercise of the Unlisted Options rank equally with the then Shares of the Company;

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Unlisted Options;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Unlisted Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Unlisted Options will be made by the Company.

(d)	Terms and conditions of Performance Rights

Performance Rights granted as share-based payments have the following terms and conditions:

•	Each Performance Right automatically converts into one Share upon vesting of the Performance Right;

•	Each Performance Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Performance Right to vest;

•	The Performance Rights outstanding at the end of the financial year have the following performance conditions and expiry dates:

o
6,098,331 Performance Rights that vest upon achieving a 30-day VWAP of A$2.00 per share (175,000 expiring April 23, 2024, 25,000 expiring December 22, 2024, 150,000 expiring March 1, 2026, 5,698,331 expiring April 23, 2026, and 50,000 expiring December 22, 2026);

o
7,248,334 Performance Rights that vest upon achieving a 30-day VWAP of A$3.00 per share (275,000 expiring April 23, 2024, 25,000 expiring December 22, 2025, 150,000 expiring March 1, 2026,6,698,334 expiring April 23, 2026, and 100,000 expiring December 22, 2026);

o
12,308,335 Performance Rights that vest upon achieving a 30-day VWAP of A$4.00 per share (125,000 Performance Rights expiring April 23, 2024, 1,000,000 Performance Rights expiring April 6, 2025, 50,000 expiring December 22, 2025, 150,000 expiring March 1, 2026, 10,808,335 expiring April 23, 2026, and 175,000 expiring December 22, 2026); and

o
1,965,000 Performance Rights that vest upon achieving various (non-market based) performance conditions (259,000 expiring December 22, 2024, 60,000 expiring December 31, 2024, 1,000,000 expiring April 6, 2025, 261,000 expiring December 22, 2025, 60,000 expiring December 31, 2025, 265,000 expiring December 22, 2026, and 60,000 expiring December 31, 2026).

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Performance Rights;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Performance Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;

•	No application for quotation of the Performance Rights will be made by the Company; and

•
Without approval of the Board, Performance Rights may not be transferred, assigned or novated, except, upon death, a participant's legal personal representative may elect to be registered as the new holder of such Performance Rights and exercise any rights in respect of them.

(e)	Terms and conditions of Restricted Stock Units

Restricted stock units (“RSUs”) granted as share-based payments have the following terms and conditions:

•	Each RSU automatically converts into one Share upon vesting of the RSU;

•	Each RSU is subject to service based performance conditions (as determined by the Board from time to time) which must be satisfied in order for the RSU to vest;

•	The RSUs outstanding at the end of the financial year have the following conditions and expiry dates:

o	600,000 Restricted Stock Units that vest upon achieving various service-based conditions, expiring September 9, 2025.

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the RSUs;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the RSU holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;

•	No application for quotation of the RSUs will be made by the Company; and

•
Without approval of the Board, RSUs may not be transferred, assigned or novated, except, upon death, a participant's legal personal representative may elect to be registered as the new holder of such RSUs and exercise any rights in respect of them.

(f)	Movements in foreign currency translation reserve during the year

	2022	2021
	US$	US$
Balance at start of year/period	(2,419)	-
Exchange differences arising on translation into presentation currency	(593,912)	(2,419)
Balance at June 30	(596,331)	(2,419)